                         NORTHQUEST CAPITAL FUND, INC.

                                16 Rimwood Lane

                             Colts Neck, NJ  07722

                                  732-892-1057

                                                              September 22, 2011

Securities and Exchange Commission

450 Fifth Street

Washington D.C.  20549

RE: N-1A/485 (B) POS filing.

Dear SEC Representative:

   The Fund hereby submits this Post-Effective Amendment filing type 485BPOS to update our financial statements as per 2010 year-end certified audit.

   Thank you for your time and help.

Sincerely,

By: /s/ Peter J. Lencki

        ---------------

        Peter J. Lencki

        President

        NorthQuest Capital Fund, Inc.